Investment and return	12 Months Ended
Dec. 31, 2025
Investment And Return [Abstract]
Investment and return	17. Investment and return

Cash and cash equivalents
Cash and cash equivalents in the balance sheet include deposits, investments in money market funds and highly liquid investments. To be classified as cash and cash equivalents, an asset must:
■be readily convertible into cash;
■have an insignificant risk of changes in value; and
■have a maturity period of typically three months or less at acquisition.
Cash and cash equivalents in the cash flow statement also include bank overdrafts and are recorded at amortised cost.

Other financial assets
The Group classifies its financial assets into the following measurement categories:
■those to be measured subsequently at fair value (either through other comprehensive income, or through profit or loss), and
■those to be measured at amortised cost.
This classification depends on our business model for managing the financial asset and the contractual terms of the cash flows.
At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in the income statement.
All financial assets are either debt instruments or equity instruments. Debt instruments are those that provide the Group with a contractual right to receive cash or another asset. Equity instruments are those where the Group has no contractual right to receive cash or another asset.

Debt instruments
The subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the cash flow characteristics of the asset. There are three measurement categories that debt instruments are classified as:
■financial assets at amortised cost;
■financial assets at fair value through other comprehensive income; or
■financial assets at fair value through profit or loss.
(i) Amortised cost
Assets measured at amortised cost are those which are held to collect contractual cash flows on the repayment of principal or interest (SPPI). A gain or loss on a debt investment recognised at amortised cost on derecognition or impairment is recognised in the income statement. Interest income is recognised within finance income using the effective interest rate method.
(ii) Fair value through other comprehensive income
Assets that are held at fair value through other comprehensive income are those that are held to collect contractual cash flows on the repayment of principal and interest and which are held to recognise a capital gain through the sale of the asset. Movements in the carrying amount are recognised in other comprehensive income except for the recognition of impairment, interest income and foreign exchange gains or losses which are recognised in the income statement. On derecognition, the cumulative gain or loss recognised in other comprehensive income is reclassified from equity to the income statement. Interest income is included in finance income using the effective interest rate method.
(iii) Fair value through profit or loss
Assets that do not meet the criteria for either amortised cost or fair value through other comprehensive income are measured as fair value through profit or loss.
Related transaction costs are expensed as incurred. Unless they form part of a hedging relationship, these assets are held at fair value, with changes being recognised in the income statement. Interest income from these assets is included within finance income.

Equity instruments
The Group subsequently measures all equity instruments at fair value. Where the Group has elected to present fair value gains and losses on equity investments in other comprehensive income, there is no subsequent reclassification of fair value gains or losses to profit or loss. Dividends from these investments continue to be recognised in the income statement.

Impairment of financial assets
Financial instruments classified as amortised cost and debt instruments classified as fair value through other comprehensive income are assessed for impairment.
The Group assesses the probability of default of an asset at initial recognition and then whether there has been a significant increase in credit risk on an ongoing basis.
To assess whether there is a significant increase in credit risk, the Group compares the risk of a default occurring on the asset as at the reporting date with the risk of default as at the date of initial recognition. It considers available reasonable and supportive forward-looking information. Macroeconomic information (such as market interest rates or growth rates) is also considered.
Financial assets are written off when there is no reasonable expectation of recovery, such as a debtor failing to engage in a repayment plan with the company.
Impairment losses on assets classified as amortised cost are recognised in the income statement. When a later event causes the impairment losses to decrease, the reduction in impairment loss is also recognised in the income statement. Permanent impairment losses on debt instruments classified as fair value through other comprehensive income are recognised in the income statement.

17A. FINANCIAL ASSETS
The Group’s Treasury function aims to protect the Group’s financial investments, while maximising returns. The fair value of financial assets is considered to be the same as the carrying amount for 2025 and 2024. The Group’s cash resources and other financial assets are shown below.

Financial assets(a)	€ million Current 2025	€ million Non-current 2025	€ million Total 2025	€ million Current 2024	€ million Non-current 2024	€ million Total 2024
Cash and cash equivalents
Cash at bank and in hand	2,490	–	2,490	3,241	–	3,241
Short-term deposits(b)	1,066	–	1,066	2,436	–	2,436
Other cash equivalents(c)	385	–	385	459	–	459
	3,941	–	3,941	6,136	–	6,136
Other financial assets
Financial assets at amortised cost(d)	541	368	909	736	526	1,262
Financial assets at fair value through other comprehensive income(e)	–	2,216	2,216	–	600	600
Financial assets at fair value through profit or loss:
Derivatives	50	140	190	149	68	217
Other(f)	530	341	871	445	377	822
	1,121	3,065	4,186	1,330	1,571	2,901
Total	5,062	3,065	8,127	7,466	1,571	9,037
(a)For the purposes of this note and note 15C, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes
13 and 14 respectively.
(b)Short-term deposits typically have maturity of up to three months.
(c)Other cash equivalents include investments in overnight funds and marketable securities.
(d)Current financial assets at amortised cost include short-term deposits with banks with maturities longer than three months excluding deposits which are part of a recognised cash management process, fixed income securities and loans to joint venture entities. Non-current financial assets at amortised cost include judicial deposits of €175 million (2024: €196 million).
(e)Included within non-current financial assets at fair value through other comprehensive income are equity investments. These investments are not held by Unilever for trading purposes and hence the Group has opted to recognise fair value movements through other comprehensive income. This includes an amount of €1,655 million related to the Group’s retained investment in TMICC recognised following the demerger of our Ice Cream business during the year. The fair value movement in 2025 of all these equity investments was €(17) million (2024: €64 million).
(f)Current other financial assets at fair value through profit or loss include money market funds, marketable securities and other capital market instruments. Included within non-current financial assets at fair value through profit or loss are assets in a trust to fund benefit obligations in the US (see also note 4B) of €23 million (2024: €30 million), option to acquire non-
controlling interest in subsidiaries of €16 million (2024: €27 million) and investments in financial institutions.
There were no significant changes on account of change in business model in classification of financial assets since 31 December 2024.
There are no financial assets that are designated at fair value through profit or loss, which would otherwise have been measured at fair value through other comprehensive income or amortised cost.

Cash and cash equivalents reconciliation to the cash flow statement	€ million 2025	€ million 2024
Cash and cash equivalents per balance sheet	3,941	6,136
Less: Bank overdrafts	(65)	(180)
Add: Cash and cash equivalents included in assets held for sale	–	–
Less: Bank overdraft included in liabilities held for sale	(6)	(6)
Cash and cash equivalents per cash flow statement	3,870	5,950
Approximately €0.6 billion (or 15%) of the Group’s cash and cash equivalents are held in the parent and central finance companies, for maximum flexibility. These companies provide loans to our subsidiaries that are also funded through retained earnings and third-party borrowings. The Group maintain access to global debt markets through an infrastructure of short- and long-term debt programmes. The Group make use of plain vanilla derivatives, such as interest rate swaps and foreign exchange contracts, to help mitigate risks. More detail is provided in notes 16, 16A, 16B and 16C on pages 166 to 172.
The remaining €3.3 billion (or 85%) of the Group’s cash and cash equivalents are held in foreign subsidiaries which repatriate distributable reserves on a regular basis. For most countries, this is done through dividends which are in some cases subject to withholding or distribution tax. This balance includes €160 million (2024:
€176 million) of cash that is held in a few countries where we face cross-border foreign exchange controls and/or other legal restrictions that inhibit our ability to make these balances available for general use by the wider business. The cash will generally be invested or held in the relevant country and, given the other capital resources available to the Group, does not significantly affect the ability of the Group to meet its cash obligations.
17B. CREDIT RISK
Credit risk is the risk of financial loss to the Group if a customer or counterparty fails to meet its contractual obligations. Additional information in relation to credit risk on trade receivables is given in note 13. These risks are generally managed by local controllers. Credit risk related to the use of treasury instruments, including those held at amortised cost and at fair value through other comprehensive income, is managed on a Group basis. This risk arises from transactions with financial institutions involving cash and cash equivalents, deposits and derivative financial instruments. The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets. To reduce this risk, Unilever has concentrated its main activities with a limited number of counterparties which have secure credit ratings. Individual risk limits are set for each counterparty based on financial position, credit rating and past experience. Credit limits and concentration of exposures are actively monitored by the Group’s Treasury department. Netting agreements are also put in place with Unilever’s principal counterparties. In the case of a default, these arrangements would allow Unilever to net assets and liabilities across transactions with that counterparty. To further reduce the Group’s credit exposures on derivative financial instruments, Unilever has collateral agreements with Unilever’s principal counterparties in relation to derivative financial instruments.
Under these arrangements, counterparties are required to deposit securities and/or cash as a collateral for their obligations in respect of derivative financial instruments. At 31 December 2025, the collateral held by Unilever under such arrangements amounted to €28 million (2024: €89 million), which was entirely in cash.
Further details in relation to the Group’s exposure to credit risk are shown in note 13 and note 16A.